14-Long-Term Debt	12 Months Ended
Dec. 31, 2011
14-Long-Term Debt [Text Block]
14—LONG-TERM DEBT

Long-term debt consists of the following:
	December 31,
	2011	2010
Japanese yen term loan	728	675
Italy term loan	215	315
Malaysia term loan	15
Convertible debentures carried at fair value	7,085	8,121

Investor Warrants	195	1,287
Placement Agent Warrants	-	-
Financial instruments carried at fair value	195	1,287
Total	8,238	10,397
Less current portion	7,518	(322)
Total long-term portion	720	10,075

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Long-term debt at December 31, 2011 matures as follows:
2012	7,518
2013	241
2014	136
2015	101
2016	95
2017	93
2018	56
Total	8,238

As of December 31, 2011, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	July 17, 2014	2.00%
	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

As of December 31, 2010, long-term debt in Japan consists of 4 loans in Yen with the following conditions:

	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	30,000,000	November 17, 2011	2.87%
	10,000,000	July 17 , 2014	2.00%
	10,000,000	March 31, 2015	0,10%
	50,000,000	September 30, 2015	1.60%

As of December 31, 2011, long-term debt in Italy consists of a loan in euro amounting to €404 thousand with an interest rate at Euribor + 1.9% due to mature on February 28, 2014.
As of December 31, 2010 and December 31, 2011, long-term debt in USD consists of a $10.5 million convertible debt with Warrants raised on October 29, 2007 through a Private Investment in Public Equity deal with selected investors – see Note 1-21 on the accounting treatment of the convertible debentures and the detachable Investors Warrants.
At inception date, the fair value of the convertible debentures and detachable warrants was $20 million. The Company has allocated the proceeds to the fair value of the debt host and the Investors Warrants.
The $20 million convertible debt was in the form of 20,000 debentures with a face value of $1,000 and each bond is convertible into 152 shares of common stock at any time at the election of the holder, using a conversion price of $6.57, subject to standard anti-dilution adjustments.
The debentures mature in five years (October 28, 2012) and bear an annual interest rate of 9% payable on a quarterly basis in cash or in common stock, at the option of the Company (decision made every quarter) with a 10% discount price over the average market price of common stock.
Investors in the convertible debentures also received an aggregate number of 1,680,000 detachable Investors Warrants to purchase one share of common stock for each warrant. The Investors Warrants have a six-year term and an exercise price of $6.87, subject to standard anti-dilutive adjustments.
The Company also granted to the bank acting as placement agent in the transaction Placement Agent Warrants to purchase 188,965 shares of common stock, with a five-year term and the following exercise prices: 121,765 shares at $6.57 and 67,200 shares at $6.87.
On August 24, 2009, one holder of Convertible Debentures elected to convert 2,892 debentures representing a total value of $2.892 million. Under the terms of the Convertible Debentures, the 2,892 Convertible Debentures have been converted into 440,182 new shares, using the conversion price of $6.57

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On October 30, 2009, our shareholders adopted several resolutions allowing the Board of Directors to renegotiate our indebtedness with the maximum flexibility while staying within the limit of the dilution already authorized by shareholders on October 30, 2007 and February 26, 2009. On November 16, 2009, pursuant to these resolutions, the Board of Directors issued a Supplement to the current debentures offering a 12-month option to the bondholders to convert their debentures earlier out-of-the-money and be compensated by the payment of an accelerated interest premium, payable in shares, within the already authorized dilution limits. This Supplement was unanimously approved by the debenture holders on December 3, 2009, convened in a General Meeting (Masse).

During the year 2010, 2,050 debentures have been converted under this Supplement for a total value of $2.050 million. The 2,050 debentures have been converted into 312,023 new shares, using the conversion price of $6.57. The accelerated interest premium represented a total amount of $0.487 million and triggered the issuance of 128,181 new shares.

O n June 24, 2010, our shareholders adopted several new resolutions and extended the validity of existing ones, allowing the Board of Directors to renegotiate our indebtedness with the maximum flexibility while remaining within the limit of the dilution already approved by shareholders, hence authorizing the issuance of a maximum of 6,512,370 new shares.

On December 29, 2010, the Company entered into an amendment to the Securities Purchase Agreement dated as of October 29, 2007, relating to the issuance and sales of the Company’s Convertible Debentures and Warrants in order to exempt exchanges of the Company’s ordinary shares for outstanding Convertible Debentures or Warrants from the anti-dilution provisions of those instruments.

Pursuant to shareholders’ authorization and upon the Board of Directors delegation, the management extended an offer to all senior debenture and warrant holders to exchange all of their Convertible Debentures and Warrants against ADRs in order to redeem part of our outstanding convertible debt. On December 29, 30 and 31, 2010, the Company entered into specific exchange agreements (the “Exchange Agreements”) with some of the debenture and warrant holders. Pursuant to these Exchange Agreements, the Company issued 1,441,743 new ordinary shares in the form of ADRs in exchange for 4,558 senior debentures and 986,965 Warrants, reducing the nominal amount of our outstanding convertible debt to $10.5 million.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of our outstanding 9% Senior Convertible Debentures due October 29, 2012 and warrants to purchase up to 882,000 ordinary shares at an exercise price of $6.87 per share.  Pursuant to the terms of the Exchange Agreement:

·           certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014  and  January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs; and
·           certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash (collectively, the “Exchange”).

On January 25, 2012, the Company closed the Exchange and all of the Convertible Debentures and the warrants were exchanged for the New Debentures, 1,948,871 newly issued ordinary shares, in the form of ADRs, the January 2012 Warrants and $500,000 in cash.

See Note 31 – Subsequent Significant Events as of April 26, 2012, for the description and the proforma impacts of the Exchange Agreement.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Observable and unobservable inputs for fair value measurements: Given the classification established by ASC 820, the following table indicates each input or assumption and the level it belongs to:

Input	ASC 820 level	Comment
Share price	Level 1	Quoted price directly linked to the instrument
Risk free rate	Level 2	Observable input
Volatility	Level 3	Unobservable input
Credit Spread	Level 3	Unobservable input
Liquidity discount	Level 3	Unobservable input

Fair Value of  Investor Warrants:

The valuation model of Investor Warrants used a binomial valuation model at inception to capture the complexity of the instruments, and notably the possibility to exercise the call option at any time from the inception date. For subsequent years, the Company used a Black & Scholes valuation model.

As of October 29, 2007, the binomial model uses the following main assumptions and parameters:
-	Share price at inception date: $5.95
-	Strike price of Investor Warrants: $6.87
-	Risk free interest rate at 6 years: 4.11%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

As of December 31, 2010, the Black & Scholes model uses the following main assumptions and parameters:
-	Share price at closing date: $5.64
-	Strike price of Investor Warrants: $6.87
-	Risk free interest rate at 6 years: 0.95%
-	Share price volatility: 107%
-	Liquidity discount factor: 42.66%

As of December 31, 2011, the Black & Scholes model uses the following main assumptions and parameters:
-	Share price at closing date: $1.69
-	Strike price of Investor Warrants: $6.87
-	Risk free interest rate at 6 years: 0.23%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

At inception, the Company used a 30-day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the unit fair value of Investor Warrants was $2.32 per warrant at inception date, $0.29 per warrant as of December 31, 2011, and $1.95 per warrant as of December 31, 2010. The total fair value for the 1,680,000 issued Investor Warrants was $3.890 million at inception date and $1.719 million at December 31, 2010.

As of December 31, 2011, the total fair value for the 882,000 remaining Investor Warrants was $253 thousand.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of the Convertible Debt:

The total fair value of the convertible debt is the aggregate of the fair value of the underlying debt host instrument and the fair value of the embedded derivative.

The estimate of the fair value of the underlying debt component is obtained by using the actual interest spread the Company would have had to pay if a straight, unsecured, debt had been raised, with no additional remuneration to lenders in the form of conversion options or warrants. Before and at inception date, the Company conducted an analysis of the terms on a non-convertible, unsecured, conventional debt. Based on this analysis, a rate of 30% has been used to assess the fair value of the debt host, which represents an interest spread of 26% over the risk-free interest rate at inception date. The present value of the debt host using an effective interest rate of 30% was $10.330 million.

At December 31, 2010 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 29.96%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2010 was $7.863 million taking into account the remaining 10,500 debentures.

At December 31, 2011 the fair value has been measured considering any changes required in underlying assumptions, and mostly the risk free interest rate and the credit spread. With the support of third-party experts, the Company determined that the spread to be used over the risk-free rate was 34.72%, in line with the increase in risk-aversion on financial markets. The present value of the debt host at December 31, 2011 was $8.998 million taking into account the remaining 10,500 debentures.

The valuation model of the conversion option uses a binomial valuation model to capture the complexity of the instrument, and notably the continuous possibility of an arbitrage between holding common shares versus interest bearing bonds.

As of October 29, 2007, the binomial model used the following main assumptions and parameters:
-	Share price at inception date: $5.95
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 4.04%
-	Share price volatility: 45%
-	Liquidity discount factor: 26.91%

As of December 31, 2010, the binomial model uses the following main assumptions and parameters:
-	Share price at closing date: $5.64
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.56%
-	Share price volatility: 107%
-	Liquidity discount factor: 42.66%

As of December 31, 2011, the binomial model uses the following main assumptions and parameters:
-	Share price at closing date: $1.69
-	Strike price of Convertible Debentures: $6.57
-	Risk free interest rate at 5 years: 0.10%
-	Share price volatility: 121%
-	Liquidity discount factor: 42.66%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

At inception, the Company used a 30-day volatility to fit the monthly arbitration step of its binomial valuation model. At December 31, 2008, given the peculiar market conditions and the erratic changes in stock volatility, the Company, in agreement with third-party experts, determined that a share price volatility based on the residual lifetime of the convertible instruments would be more relevant and should then be used for assessing the fair value of the instruments. Share price volatility was determined using the historical volatility methodology .

On that basis, the fair value of the conversion option was  $5.780 million ($7.909 million before liquidity discount) at inception date, $2.988 million ($5.211 million before liquidity discount) as of December 31, 2010, and $168 thousand ($294 thousand before liquidity discount) as of December 31, 2011.

Placement Agent Warrants :

As part of the transaction costs, the Company granted to the bank acting as placement agent in the transaction Placement Agent Warrants to purchase 188,965 shares of common stock, with a five year term and the following exercise prices: 121,765 shares at $6.57 per share and 67,200 shares at $6.87 per share. The fair value of the Placement Agent Warrants has been valued using the Black-Scholes option valuation method, using a 4.04% risk free interest rate and a 75% volatility at inception date, and a 1.56% risk free interest rate and a 80% stock volatility at December 31, 2009.

At December 31, 2010, all the Placement Agent Warrants had been exchanged against ADRs.

The following table summarizes the fair value of the entire indebtedness related to the Convertible Debentures, Investor Warrants and Placement Agent Warrants:

In ‘000 US Dollars	Total Fair Value At inception date	Total Fair Value At December 31, 2010	Total Fair Value At December 31, 2011	Conversion	Change in Fair Value in USD 2011 vs 2010
Convertible debt	16,110	10,851	9,167	-	(1,683)
Investor Warrants	3,890	1,719	253	-	(1,467)
Total	20,000	12,570	9,420	-	(3,150)
Placement Agent Warrants at $6.57	448	-	-	-	-
Placement Agent Warrants at $6.87	244	-	-	-	-
Total	20,692	12,570	9,420	-	(3,150)

The following table reflects the impact after translation in euros:

In ‘000 Euros	Total Fair Value At inception date	Total Fair Value At December 31, 2010	Total Fair Value At December 31, 2011	Conversion and exchange	Change in Fair Value in EUR (reflected in Financial income – See Note 20)	Exchange rate impact
Exchange Rate (USD/EUR)	1.4548	1.3362	1.2938	-	-	-
Convertible debt	11,074	8,121	7,085	-	(1,301)	266
Investor Warrants	2,674	1,287	195	-	(1,113)	42
Total	13,748	9,407	7,281	-	(2,435)	308
Placement Agent Warrants	476	-	-	-	-	-
Total	14,224	9,407	7,281	-	(2,435)	308